Note 13 - Employee and Director Benefits (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Plan, Cost	$ 1,201,000	$ 1,025,000	$ 776,000
Shares Held in Employee Stock Option Plan, Allocated	397,960
Liability, Defined Benefit Plan, Noncurrent, Total	$ 1,484,000	1,435,000
Cash Surrender Value of Life Insurance	$ 18,613,000	$ 18,223,000
Stock Issued During Period, Shares, Employee Stock Purchase Plans	2,957	1,715	1,126